EMPLOYEE BENEFIT PLANS - Estimated payment of future benefits (Details) $ in Millions	Dec. 31, 2024 COP ($)
Pension Benefits | 2025
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	$ 15,775
Pension Benefits | 2026
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,866
Pension Benefits | 2027
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,726
Pension Benefits | 2028
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,638
Pension Benefits | 2029
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,281
Pension Benefits | 2030 to 2034
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	68,560
Other Benefits | 2025
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	94,112
Other Benefits | 2026
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	102,009
Other Benefits | 2027
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	94,663
Other Benefits | 2028
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	106,651
Other Benefits | 2029
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	99,247
Other Benefits | 2030 to 2034
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	$ 524,305